Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance	$ 142,776	$ 102,426	$ 77,458
Total realized and unrealized profits (losses)
Included in statements of income	(19)	139,848	(4,711)
Included in other comprehensive income	9,352	(99,498)	30,073
Purchases, issuances, and loans (net)	(46,398)
Level transfer			(394)
Balance	105,711	142,776	102,426
Total profits or losses included in comprehensive income	(37,065)	40,350	24,968
Liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities Measured At Fair Value on a Recurrent Basis Using Unobserved Significant Entries (Level 3) [Line Items]
Balance			2,760
Total realized and unrealized profits (losses)
Included in statements of income
Included in other comprehensive income
Purchases, issuances, and loans (net)
Level transfer			(2,760)
Balance
Total profits or losses included in comprehensive income			$ (2,760)